Income Taxes - Changes in Net Income Taxes (Payable) Refundable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Receivable (Payable) [Roll Forward]
Balance - January 1	$ 51.4	$ 167.3
Amounts recorded in the consolidated statements of earnings	(149.2)	(178.0)
Payments made during the year	229.9	33.4
Acquisitions of subsidiaries (note 23)	7.3	18.8
Deconsolidation of subsidiary (note 23)	(71.3)	0.0
Foreign exchange effect and other	4.1	9.9
Balance - December 31	$ 72.2	$ 51.4